Stockholders' Equity	12 Months Ended
Jan. 31, 2021
Equity [Abstract]
Stockholders' Equity
14. Stockholders’ Equity
The Company has 2,000,000 shares of preferred stock authorized. The preferred stock may be issued in multiple series with various terms, as authorized by the Company’s Board of Directors. As of January 31, 2021, 1,038,232 shares of the Series A Preferred Stock were outstanding, and 994,046 shares were outstanding as of January 31, 2020. Dividends on the Series A Preferred Stock are cumulative from the date of original issue and payable quarterly on or about the last day of January, April, July and October of each year when, as and if, declared by the Company’s board of directors. Dividends are payable out of amounts legally available therefor at a rate equal to 9.00% per annum per $25.00 of stated liquidation preference per share, or $2.25 per share of Series A Preferred Stock per year. The Company may redeem, at the Company’s option, the Series A Preferred Stock, in whole or in part, at a cash redemption price of
$25.00 per share, plus all accrued and unpaid dividends to, but not including, the redemption date. If at any time a change of control occurs, the Company will have the option to redeem the Series A Preferred Stock, in whole or in part, within 120 days after the date on which the change of control occurred by paying $25.00 per share, plus any accrued and unpaid dividends to, but not including, the date of redemption. The Series A Preferred Stock has no stated maturity, is not subject to any sinking fund or other mandatory redemption and will remain outstanding indefinitely unless repurchased or redeemed by the Company or converted into our common stock in connection with a change of control. Holders of the Series A Preferred Stock generally have no voting rights except for limited voting rights if dividends payable on the outstanding Series A Preferred Stock are in arrears for six or more consecutive or
non-consecutive
quarterly dividend periods, or if the Company fails to maintain the listing of the Series A Preferred Stock on a national securities exchange for a period continuing for more than 180 days.
The Company has 40,000,000 shares of common stock authorized, of which 15,681,000 and 14,049,000 were issued as of January 31, 2021 and 2020, respectively, including 1,929,000 treasury shares.
During the fiscal years ended January 31, 2021, and 2020 there were no shares surrendered in exchange for payment of taxes due upon vesting of restricted shares
.